UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche Real Estate Securities Income Fund

	Shares	Value ($)
Common Stocks 78.8%
Real Estate Investment Trust (“REITs”) 78.8%
Apartments 8.9%
Education Realty Trust, Inc.	8,000	263,600
Equity Residential	8,420	632,510
Mid-America Apartment Communities, Inc.	4,280	350,404
UDR, Inc.	11,360	391,693
		1,638,207
Diversified 24.5%
Artis Real Estate Investment Trust	63,858	606,759
Cominar Real Estate Investment Trust	41,660	503,541
Crombie Real Estate Investment Trust	53,490	513,857
Digital Realty Trust, Inc.	3,650	238,418
Dream Office Real Estate Investment Trust	43,420	689,774
Duke Realty Corp.	18,320	348,996
DuPont Fabros Technology, Inc.	9,400	243,272
Lexington Realty Trust	23,480	190,188
Liberty Property Trust	7,190	226,557
Retail Properties of America, Inc. "A"	10,690	150,622
Vornado Realty Trust	6,200	560,604
Washington Real Estate Investment Trust	8,820	219,883
		4,492,471
Health Care 14.0%
HCP, Inc.	7,830	291,667
Healthcare Realty Trust, Inc.	16,700	414,995
Healthcare Trust of America, Inc. "A"	25,700	629,907
National Health Investors, Inc.	8,940	513,961
Omega Healthcare Investors, Inc.	17,950	630,942
Physicians Realty Trust	6,410	96,727
		2,578,199
Hotels 2.0%
DiamondRock Hospitality Co.	16,490	182,214
Hospitality Properties Trust	7,355	188,141
		370,355
Industrial 1.8%
Prologis, Inc.	8,460	329,094
Manufactured Homes 1.3%
Sun Communities, Inc.	3,560	241,226
Office 7.3%
BioMed Realty Trust, Inc.	4,220	84,316
Brandywine Realty Trust	37,820	465,942
Highwoods Properties, Inc. (a)	6,000	232,500
New York REIT, Inc.	19,020	191,341
Parkway Properties, Inc.	8,620	134,127
Piedmont Office Realty Trust, Inc. "A"	12,750	228,098
		1,336,324
Regional Malls 6.4%
CBL & Associates Properties, Inc.	47,840	657,800
General Growth Properties, Inc.	9,460	245,676
Simon Property Group, Inc.	1,020	187,394
Taubman Centers, Inc.	1,310	90,495
		1,181,365
Shopping Centers 8.1%
Alexander's, Inc.	980	366,520
Equity One, Inc.	9,940	241,940
Federal Realty Investment Trust	2,630	358,863
Kite Realty Group Trust	8,120	193,337
Weingarten Realty Investors	9,610	318,187
		1,478,847
Specialty Services 4.5%
Agree Realty Corp.	7,440	222,084
National Retail Properties, Inc.	8,680	314,824
Spirit Realty Capital, Inc.	30,750	281,055
		817,963
Total Common Stocks (Cost $16,678,894)		14,464,051
Preferred Stocks 20.0%
Real Estate Investment Trust (“REITs”) 20.0%
Diversified 0.8%
Digital Realty Trust, Inc. "E"	5,510	140,560
Health Care 2.6%
Sabra Health Care REIT, Inc. "A"	18,590	476,462
Office 5.3%
Kilroy Realty Corp. "H"	38,120	969,538
Regional Malls 0.8%
CBL & Associates Properties, Inc. "D"	5,600	140,168
Shopping Centers 2.7%
Kimco Realty Corp. "H"	19,690	494,613
Specialty Services 3.8%
National Retail Properties, Inc. "D"	10,990	278,487
National Retail Properties, Inc. "E"	17,500	428,575
		707,062
Storage 4.0%
CubeSmart "A"	5,860	154,118
Public Storage "P"	23,450	587,188
		741,306
Total Preferred Stocks (Cost $3,816,469)		3,669,709
Securities Lending Collateral 0.9%
Daily Asset Fund Institutional, 0.17% (b) (c) (Cost $155,025)	155,025	155,025
Cash Equivalents 1.8%
Central Cash Management Fund, 0.12% (b) (Cost $338,156)	338,156	338,156
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $20,988,544) †	101.5	18,626,941
Other Assets and Liabilities, Net	(1.5)	(272,989)
Net Assets	100.0	18,353,952

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $21,132,547. At September 30, 2015, net unrealized depreciation for all securities based on tax cost was $2,505,606. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $87,018 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,592,624.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2015 amounted to $151,136, which is 0.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

At September 30, 2015, open written options on equity securities were as follows:

Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (d)

Over-The-Counter Call Options

Brandywine Realty Trust	25,000[1]	11/5/2015	12.27	3,539	(10,386)
CBL & Associates Properties, Inc.	35,000[1]	11/5/2015	15.13	3,725	(2,280)
Duke Realty Corp.	15,000[2]	11/12/2015	19.24	5,078	(5,078)
DuPont Fabros Technology, Inc.	6,000[2]	11/12/2015	25.80	3,244	(3,244)
Equity One, Inc.	7,000[2]	11/12/2015	24.45	2,715	(3,793)
Equity Residential	6,000[3]	11/5/2015	72.50	5,935	(23,305)
HCP, Inc.	6,000[2]	11/12/2015	37.61	2,989	(2,988)
Healthcare Realty Trust, Inc.	20,000[1]	11/5/2015	24.10	5,695	(23,517)
Mid-America Apartment Communities, Inc.	4,000[1]	11/5/2015	79.71	2,391	(12,556)
National Health Investors, Inc.	6,000[2]	11/12/2015	59.45	5,330	(5,158)
National Retail Properties, Inc.	6,000[2]	11/5/2015	35.57	3,399	(6,907)
New York REIT, Inc.	15,000[2]	10/22/2015	9.90	1,860	(5,301)
Omega Healthcare Investors, Inc.	12,000[2]	10/22/2015	33.96	6,352	(18,196)
Piedmont Office Realty Trust, Inc.	10,000[2]	10/22/2015	17.42	2,420	(7,710)
Prologis, Inc.	6,000[2]	11/12/2015	39.30	3,777	(3,776)
Spirit Realty Capital, Inc.	20,000[3]	10/22/2015	9.65	1,648	(2,670)
UDR, Inc.	8,000[2]	10/22/2015	32.24	3,832	(16,789)
Vornado Realty Trust	5,000[1]	10/22/2015	89.10	3,820	(14,013)
Total				67,749	(167,667)

(d)	Unrealized depreciation on written options on equity securities at September 30, 2015 was $99,918, net of premiums received.

Counterparties:

1	Bank of America
2	Citibank N.A.
3	UBS AG

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$14,464,051	$—	$—	$14,464,051
Preferred Stocks (e)	3,669,709	—	—	3,669,709
Short-Term Investments (e)	493,181	—	—	493,181
Total	$18,626,941	$—	$—	$18,626,941
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Written Options	$—	$(167,667)	$—	$(167,667)
Total	$—	$(167,667)	$—	$(167,667)

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Options
Equity Contracts	$ (99,918)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Real Estate Securities Income Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2015